Average Annual Total Returns	12 Months Ended	49 Months Ended	60 Months Ended	116 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
WAYCROSS MANAGED RISK EQUITY FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.23%
WAYCROSS MANAGED RISK EQUITY FUND | S&P 500 Index/Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.91%		8.79%	7.71%
WAYCROSS MANAGED RISK EQUITY FUND | WAYCROSS MANAGED RISK EQUITY FUND [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	14.93%		10.48%	7.33%
Performance Inception Date	Apr. 29, 2015
WAYCROSS MANAGED RISK EQUITY FUND | WAYCROSS MANAGED RISK EQUITY FUND [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.25%		9.68%	6.88%
WAYCROSS MANAGED RISK EQUITY FUND | WAYCROSS MANAGED RISK EQUITY FUND [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.90%		8.25%	5.88%
WAYCROSS FOCUSED CORE EQUITY FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	13.90%
WAYCROSS FOCUSED CORE EQUITY FUND | WAYCROSS FOCUSED CORE EQUITY FUND [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	25.10%	14.47%
Performance Inception Date	Dec. 15, 2020
WAYCROSS FOCUSED CORE EQUITY FUND | WAYCROSS FOCUSED CORE EQUITY FUND [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.31%
WAYCROSS FOCUSED CORE EQUITY FUND | WAYCROSS FOCUSED CORE EQUITY FUND [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.92%	11.47%